Marketable debt securities - Promissory notes (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial liabilities
Total financial liabilities	$ 1,477,724	$ 1,644,023
Marketable debt securities
Financial liabilities
Total financial liabilities	101,682	132,117
Promissory notes
Financial liabilities
Financial liabilities	13,496	16,876
Accrued interest	47	48
Total financial liabilities	13,543	16,924
Promissory notes January 4, 2021
Financial liabilities
Financial liabilities	$ 76	$ 73
Interest rate (as a percent)	5.40%	4.20%
Promissory notes January 15, 2021 - One
Financial liabilities
Financial liabilities	$ 6,000	$ 2,900
Interest rate (as a percent)	5.50%	4.25%
Promissory notes January 15, 2021 - Two
Financial liabilities
Financial liabilities	$ 5,900	$ 5,800
Interest rate (as a percent)	5.50%	4.25%
Promissory notes January 15, 2021 - Three
Financial liabilities
Financial liabilities	$ 1,000	$ 6,000
Interest rate (as a percent)	5.50%	4.25%
Promissory notes March 16, 2021
Financial liabilities
Financial liabilities	$ 20	$ 150
Interest rate (as a percent)	5.50%	4.15%
Promissory notes January 13, 2021
Financial liabilities
Financial liabilities	$ 500	$ 150
Interest rate (as a percent)	4.25%	4.10%
Promissory notes September 23, 2021
Financial liabilities
Financial liabilities		$ 1,000
Interest rate (as a percent)		4.45%
Promissory notes March 17, 2021
Financial liabilities
Financial liabilities		$ 803
Interest rate (as a percent)		4.60%